APPENDIX I 		                UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		             Washington, D.C.  20549

		                   FORM 24F-2
		       Annual Notice of Securities
Sold
		           Pursuant to Rule 24f-2

1. Name and address of issuer:

	Eaton Vance NextShares Trust II
	Two International Place
	Boston, Massachusetts 02110

2.The name of each series or class of securities for which this
Form is filed (state "All Series" if Form is being filed for all series):

	Eaton Vance Oaktree Diversified Credit
NextShares

3. Investment Company Act File Number:

811-22983

    Securities Act File Number:

333-197734


4(a). Last day of fiscal year for which this Form is filed:

				9/30/2018


4(b). Is this Form is being filed late (i.e.,
 more than 90 days after the
end of the issuer's fiscal year)?
				No

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c) Is this the last time the issuer will be filing this Form?

				No
5. Calculation of registration fee:

(i)  Aggregate sale price of securities
sold during the
fiscal year pursuant to section 24(f):
$	$51,511,209

(ii)  Aggregate price of securities redeemed or
repurchased during the fiscal year:
$	$250,897

(iii)  Aggregate price of securities
redeemed or
repurchased during any prior fiscal year
ending no
earlier than October 11, 1995 that were not
previously used to reduce registration fees
payable
to the Commission:
$	$0

(iv)  Total available redemption credits
[add items 5(ii) and 5(iii)]:
$	$250,897

(v)    Net sales - if item 5(i) is greater
than item 5(iv)
[subtract item 5(iv) from item 5(i)]:
 $	$51,260,312

(vi)   Redemption credits available for
use in future years -
if item 5(i) is less than item 5(iv)
[subtract item
5(iv) from item 5(i)]:
$	$0

(vii)  Multiplier for determining registration
 fee (See Instructions C.9):
	x	0.0001212

(viii) Registration fee due [multiply
Item 5(v)
 by Item 5(vii)] (enter
"0" if no fee is due):
	=	$6,212.75


6. Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of recession of rule 24e-2], then report the amount of securities (number of shares or

other units) deducted here:
	$0.00

If there is a number of shares or other units
that were registered pursuant
to rule 24e-2 remaining unsold at the end of
 the fiscal year for which this
Form is filed that are available for use by
the issuer in future fiscal years,
then state that number here:
	$0.00


7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

$0.00


8. Total of the amount of the registration
fee due plus any interest
due [line 5(viii) plus line 7]:
$6,212.75


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

12/31/2018
Method of delivery:
Wire Transfer		X
		Mail or other means

Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


Daniel Saltus
Vice President of Eaton Vance Management

Date: 	12/31/2018